Fathom OpCo Predecessor Period Acquisitions - Dahlquist - Summary of Total Purchase Consideration Transferred (Details) - Dahlquist Machine, LLC [Member] $ in Thousands	Dec. 16, 2020 USD ($)
Business Acquisition [Line Items]
Cash	$ 16,098
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	368
Contingent consideration	1,166
Fair value of total consideration transferred	$ 17,632